Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Deferred income	$ 390	$ 880
Deferred income period	5 years
Deferred income classified as non-current	$ 0	345
Contract liabilities	$ 2,712	$ 3,437